LEASE - Right-of-use asset by type (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Right-of-use leased asset
Right of use asset	$ 13,164,994	$ 12,144,026
Incremental borrowing rate	2.14%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 18,628,723	15,828,032	$ 3,688,150
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,304,776		$ 828,977
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,093,758	1,115,087
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	891,294	742,382
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 13,338,895	$ 13,141,586